SCHEDULE OF UNAUDITED PRO FORMA CONSOLIDATED RESULTS OF OPERATIONS (Details) - Safe-Pro USA LLC and Airborne Response [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Business Acquisition [Line Items]
Net Revenues	$ 3,202,587
Net Loss	(203,088)
Net Loss Attributable to Common Stockholders	$ (203,088)
Net Loss per Share - Basic | $ / shares	$ (0.04)
Net Loss per Share - Diluted | $ / shares	$ (0.04)